Pension, Savings, And Other Employee Benefits (Schedule Of Assumed Health Care Cost Trend Rates Used In Other Employee Benefit Plan)(Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Participants Under Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	0.00%	[1]	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	0.00%	[1]	5.00%
Year that the rate reaches the ultimate trend rate			2019
Participants 65 Years And Older [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	0.00%	[1]	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	0.00%	[1]	5.00%
Year that the rate reaches the ultimate trend rate			2019

[1]	Beginning in 2013, participants are no longer included in FHN's self-funded plan.